UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds
(Exact name of registrant as specified in charter)

11330 Olive Boulevard
Suite 230
St. Louis, MO 63141
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end: 8/31

Date of reporting period: 2/28/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

FUND HOLDINGS - **(Unaudited)**

Sparrow Growth Fund Portfolio Holdings as of February 28, 2006[1]
Large-Cap Companies 51.87%
Other Companies[2] 47.70%
Short Term Investments 0.22%
Other Assets less Liabilities 0.21%
60.00%
40.00%
20.00%
0.00%

[1] As a percent of net assets
[2] Other companies consist of market capitalizations less than $10 billion.

Although the Fund may invest in stocks of all market capitalization ranges, the majority of the Fund's investments are in common stocks of large capitalization companies (over $10 billion).

AVAILABILITY OF PORTFOLIO SCHEDULE - **(Unaudited)**

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - **(Unaudited)**

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

Assets	
Investments in securities, at fair value (cost $6,204,600)	$ 7,849,872
Receivable for fund shares sold	24,359
Dividends receivable	4,985
Interest receivable	419
Total assets	7,879,635
Liabilities	
Accrued advisory fees	10,385
Accrued 12b-1 fees	3,153
Total liabilities	13,538
Net Assets	$ 7,866,097
Net Assets consist of:	
Paid in capital	$ 7,065,783
Accumulated undistributed net investment (loss)	(38,400)
Accumulated net realized (loss) on investments	(806,558)
Net unrealized appreciation on investments	1,645,272
Net Asset Value	$ 7,866,097
Class A:	
Net Assets	$ 7,377,942
Shares outstanding (unlimited number of shares authorized)	520,027
Net asset value	$ 14.19
Offering price per share ($14.19 / 94.25%)	$ 15.06
Redemption price per share ($14.19 * 99%) (a)	$ 14.05
Class C:	
Net Assets	$ 488,155
Shares outstanding (unlimited number of shares authorized)	35,517
Net asset value and offering price per share	$ 13.74
Redemption price per share ($13.74 * 97.5%) (b)	$ 13.40

(a) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase (See Note 2).
(b) The Fund charges a 2.50% CDSC on Class C shares redeemed within two years of purchase.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of Sparrow Funds (the “Trust”) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees (the “Board”).

When pricing securities using the fair value guidelines adopted by the Board, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund’s portfolio will be adjusted, to the extent necessary, as soon as market prices become available.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Distributions are recorded on the ex-date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Sparrow Growth Fund

Notes to the Financial Statements

February 28, 2006 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Contingent Deferred Sales Charges – With respect to Class A Shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees; however, those shares exempted from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), imposed on such purchases if the shares are redeemed within eighteen months of purchase. With respect to Class C Shares, there is no initial sales charge. However, Class C Shares are subject to a CDSC of 2.50% based on the lower of the shares’ cost or current NAV, if the shares are redeemed within two years of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the Fund (e.g., the "relative net assets" method).

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Sparrow Capital Management, Inc. to manage the Fund’s investments. The President of the Advisor is a trustee of the Fund.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the

Fund’s expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A and Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the six months ended February 28, 2006 the Advisor received fees of $65,343 from the Fund. As of February 28, 2006, the Advisor was owed $10,385 by the Fund.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each “Plan”) under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including a 0.25% shareholder services fee only for Class C. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising (including

Sparrow Growth Fund

Notes to the Financial Statements

February 28, 2006 - continued

(Unaudited)

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES – continued

personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the six months ended February 28, 2006, Class A incurred 12b-1 expenses of $17,414 and Class C incurred 12b-1 expenses of $2,311. As of February 28, 2006, the Advisor was owed $3,153 in 12b-1 fees.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of February 28, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $6,204,600.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, no person beneficially owned 25% or more of Class A or Class C shares of the Fund.

The Advisor, the Distributor and Sun Security Bank (the “Bank”) have entered into an agreement whereby advance commissions received by the Distributor are paid to the Bank on behalf of the Advisor. For the six months ended February 28, 2006 the Distributor paid no advance commissions to the Bank.

Sparrow Growth Fund

Notes to the Financial Statements

February 28, 2006 - continued

(Unaudited)

NOTE 7. – CAPITAL LOSS CARRYFORWARDS

At August 31, 2005, the Fund has capital loss carryforwards of $1,200,131, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

There were no capital gain or income distributions for the fiscal years ended 2004 and 2005 and the six months ended February 28, 2006.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

MANAGEMENT AGREEMENT APPROVAL (Unaudited)

The Management Agreement between the Trust and Sparrow Capital Management, Inc. (the “Advisor”) on behalf of the Sparrow Growth Fund (the “Fund”) was approved by the Board of Trustees, including the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on October 27, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements, a memorandum to the Board and the Advisor’s Form ADV Part I and II. The President of the Advisor represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws. The Board also reviewed independent analyses prepared by the Trust’s administrator comparing the Fund’s advisory fee, total expenses and performance returns for the past twelve months to fees, expenses and returns of other mutual funds of comparable size with similar investment objectives (the “peer group”).

In considering the Agreement, the Trustees primarily concluded that: (1) the Fund has good long-term performance compared to its peer group and benchmark; (2) the Advisor is required to cap Fund expenses (other than 12b-1 fees and certain other operating expenses) at 1.75% of the Fund’s average daily net assets; (3) the Fund’s total expenses (after reimbursement) is comparable to expenses of its peer group; (4) the Advisor has stated that it will not engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in order for the Advisor to obtain access to research services that benefit its portfolio management services; and (5) the Agreement is not profitable for the Advisor due to the Fund’s small size and the Advisor’s obligation to pay Fund expenses that exceed a certain level. The Trustees did not consider economies of scale issues because of the Fund’s small size.

As a result of their considerations, the Trustees, including the Independent Trustees, each unanimously determined that the Management Agreement is in the best interests of the Fund and its shareholders.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 727-3301 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30th are available without charge, upon request: (1) by calling the Fund at (888) 727-3301; and (2) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc. Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE

Item 3. Audit Committee Financial Expert. NOT APPLICABLE

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 8, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.